UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2008
Date of reporting period: March 31, 2008

ITEM	ITEM 1 – Schedule of Investments

JPMorgan Value Opportunities Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)
Long-Term Investments -- 98.6%
Common Stocks -- 98.6%
Aerospace & Defense -- 1.3%
278	Spirit Aerosystems Holdings, Inc., Class A (a)	6,155
63	United Technologies Corp.	4,315
		10,470
Auto Components -- 0.9%
109	Johnson Controls, Inc.	3,671
163	TRW Automotive Holdings Corp. (a)	3,800
		7,471
Beverages -- 0.3%
144	Constellation Brands, Inc., Class A (a)	2,552
Biotechnology -- 0.2%
35	Amgen, Inc. (a)	1,466
Capital Markets -- 4.6%
171	Lehman Brothers Holdings, Inc.	6,433
146	Merrill Lynch & Co., Inc.	5,928
227	Morgan Stanley	10,392
832	TD AMERITRADE Holding Corp. (a)	13,733
		36,486
Chemicals -- 1.8%
261	Rohm & Haas Co.	14,115
Commercial Banks -- 3.4%
414	Huntington Bancshares, Inc.	4,447
171	TCF Financial Corp.	3,072
113	U.S. Bancorp	3,650
127	Wachovia Corp.	3,426
283	Wells Fargo & Co.	8,238
94	Zions Bancorporation	4,264
		27,097
Communications Equipment -- 1.5%
99	Cisco Systems, Inc. (a)	2,390
254	Corning, Inc.	6,106
394	Motorola, Inc.	3,667
		12,163
Computers & Peripherals -- 0.5%
37	International Business Machines Corp.	4,203
Consumer Finance -- 0.8%
130	Capital One Financial Corp.	6,394
Containers & Packaging -- 0.7%
215	Pactiv Corp. (a)	5,635
Diversified Consumer Services -- 0.5%
86	ITT Educational Services, Inc. (a)	3,945
Diversified Financial Services -- 6.5%
783	Bank of America Corp.	29,681
250	CIT Group, Inc.	2,960
887	Citigroup, Inc.	18,995
		51,636
Diversified Telecommunication Services -- 5.2%
112	AT&T, Inc.	4,286
1,032	Verizon Communications, Inc.	37,623
		41,909
Electric Utilities -- 3.7%
213	American Electric Power Co., Inc.	8,884
201	Edison International	9,838
82	FirstEnergy Corp.	5,606
432	Sierra Pacific Resources	5,451
		29,779
Electronic Equipment & Instruments -- 1.4%
144	Avnet, Inc. (a)	4,726
179	Tyco Electronics Ltd. (Bermuda)	6,127
		10,853
Energy Equipment & Services -- 1.9%
207	Halliburton Co.	8,134
84	Schlumberger Ltd.	7,264
		15,398
Food & Staples Retailing -- 2.3%
618	Safeway, Inc.	18,124
Food Products -- 1.9%
106	General Mills, Inc.	6,318
290	Kraft Foods, Inc.,	9,005
		15,323
Health Care Providers & Services -- 0.8%
142	WellPoint, Inc. (a)	6,266
Hotels, Restaurants & Leisure -- 0.3%
84	Royal Caribbean Cruises Ltd.	2,760
Household Products -- 3.1%
349	Procter & Gamble Co.	24,461
Industrial Conglomerates -- 4.0%
730	General Electric Co.	27,013
110	Tyco International Ltd. (Bermuda)	4,860
		31,873
Insurance -- 6.8%
72	Allstate Corp. (The)	3,470
189	American International Group, Inc.	8,153
34	Assurant, Inc.	2,075
1,042	Genworth Financial, Inc.,	23,598
104	Hartford Financial Services Group, Inc.	7,872
43	Prudential Financial, Inc.	3,349
127	Travelers Cos., Inc. (The)	6,072
		54,589
Machinery -- 3.0%
32	Caterpillar, Inc.	2,482
217	Dover Corp.	9,049
60	Joy Global, Inc.	3,923
218	Kennametal, Inc.	6,422
54	PACCAR, Inc.	2,425
		24,301
Media -- 4.5%
203	Comcast Corp., Class A	3,928
515	News Corp., Class A	9,654
144	R.H. Donnelley Corp. (a)	727
263	Time Warner Cable, Inc., Class A (a)	6,580
501	Time Warner, Inc.	7,019
252	Walt Disney Co. (The)	7,892
		35,800
Metals & Mining -- 1.7%
106	Alcoa, Inc.	3,826
78	United States Steel Corp.	9,934
		13,760
Multi-Utilities -- 2.7%
520	CMS Energy Corp.	7,037
129	Consolidated Edison, Inc.	5,129
113	SCANA Corp.	4,126
282	Xcel Energy, Inc.	5,634
		21,926
Multiline Retail -- 0.5%
99	Kohl's Corp. (a)	4,255
Oil, Gas & Consumable Fuels -- 13.7%
277	Chevron Corp.	23,636
170	ConocoPhillips	12,940
528	Exxon Mobil Corp.	44,692
30	Hess Corp.	2,654
258	Marathon Oil Corp.	11,760
60	Occidental Petroleum Corp.	4,354
48	Sunoco, Inc.	2,498
119	XTO Energy, Inc.	7,385
		109,919
Paper & Forest Products -- 1.4%
1,620	Domtar Corp. (Canada) (a)	11,062
Pharmaceuticals -- 6.0%
94	Abbott Laboratories	5,206
178	Bristol-Myers Squibb Co.	3,785
336	Merck & Co., Inc.	12,751
511	Pfizer, Inc.	10,702
593	Schering-Plough Corp.	8,538
158	Wyeth	6,594
		47,576
Real Estate Investment Trusts (REITs) -- 1.2%
22	Alexandria Real Estate Equities, Inc.	2,058
122	Apartment Investment & Management Co.	4,367
32	Public Storage	2,863
		9,288
Road & Rail -- 2.1%
28	Burlington Northern Santa Fe Corp.	2,554
218	Hertz Global Holdings, Inc. (a)	2,632
221	Norfolk Southern Corp.	11,983
		17,169
Semiconductors & Semiconductor Equipment -- 0.5%
165	Xilinx, Inc.	3,928
Software -- 0.7%
330	Symantec Corp. (a)	5,485
Specialty Retail -- 0.5%
175	Staples, Inc.	3,863
Thrifts & Mortgage Finance -- 4.4%
122	Doral Financial Corp. (a)	2,466
203	Fannie Mae	5,345
802	Freddie Mac	20,312
645	MGIC Investment Corp.	6,796
		34,919
Tobacco -- 1.3%
144	Altria Group, Inc.	3,205
144	Philip Morris International, Inc. (a)	7,304
		10,509
	Total Long-Term Investments
	(Cost $848,163)	788,728
Short-Term Investment -- 0.7%
Investment Company -- 0.7%
5,957	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $5,957)	5,957
Total Investments -- 99.3%
(Cost $854,120)		794,685
Other Assets in Excess of Liabilities -- 0.7%		5,208
NET ASSETS -- 100.0%		$ 799,893

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m) All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		69,306
Aggregate gross unrealized depreciation		(128,741)
Net unrealized depreciation		$ (59,435)

Federal income tax cost of investments		$ 854,120

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2007 Annual Report.

ITEM 2 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits
    The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By
/s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By
    /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: May 28, 2008

  By
    /s/ Michael W. Stockton, Treasurer and Principal Financial Officer

Date: May 28, 2008